Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.9%
First Eagle BSL CLO Ltd., Series 2019-1A (3 M ICE LIBOR + 4.350%, Floor 4.350%), 144A 4.574%, 01/20/33@,• (Cost $1,483,950)	$1,500	$1,504,899
TOTAL ASSET BACKED SECURITIES (Cost $1,483,950)		1,504,899
	Number of Shares
COMMON STOCKS — 0.4%
Entertainment — 0.0%
New Cotai Participation, Class B(1),*	1	0
Oil & Gas — 0.4%
Denbury, Inc.*	13,922	666,725
TOTAL COMMON STOCKS (Cost $281,782)		666,725

PREFERRED STOCKS — 0.7%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),*	725	0
Pipelines — 0.7%
Targa Resources Corp. CONV	1,175	1,232,045
TOTAL PREFERRED STOCKS (Cost $1,304,279)		1,232,045
	Par (000)
CORPORATE BONDS — 88.9%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc. 6.875%, 05/01/25	$700	811,125
TransDigm, Inc., 144A 6.250%, 03/15/26@	1,400	1,483,860
		2,294,985
Airlines — 6.1%
American Airlines, Inc., 144A 11.750%, 07/15/25@	700	865,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.750%, 04/20/29@	1,400	1,492,120
Continental Airlines Pass Through Trust, Series 2007-1 Class A 5.983%, 10/19/23	1,026	1,047,377
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	700	760,812
JetBlue Airways Corp. Pass Through Trust, Series 2020-1 Class B 7.750%, 05/15/30	1,400	1,595,117
	Par (000)	Value†

Airlines — (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	$700	$766,500
U.S. Airways Pass Through Trust, Series 2012-2 Class B 6.750%, 12/03/22	1,374	1,377,646
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	718	736,989
United Airlines, Inc. Pass-Through Trust,
Series 2020-1 Class B, 4.875%, 07/15/27	700	724,500
Series 2020-1 Class A, 5.875%, 04/15/29	683	757,212
		10,123,648
Apparel — 0.9%
Hanesbrands, Inc., 144A 5.375%, 05/15/25@	700	740,688
The William Carter Co., 144A 5.500%, 05/15/25@	700	746,581
		1,487,269
Auto Manufacturers — 1.3%
Ford Motor Co. 8.500%, 04/21/23	1,200	1,338,000
Ford Motor Credit Co., LLC 5.125%, 06/16/25	700	755,286
		2,093,286
Auto Parts & Equipment — 2.7%
Adient U.S. LLC, 144A 9.000%, 04/15/25@	1,050	1,165,500
Clarios Global LP/Clarios US Finance Co., 144A 8.500%, 05/15/27@	1,050	1,130,598
Tenneco, Inc.
5.000%, 07/15/26	700	659,750
144A, 7.875%, 01/15/29@	770	865,803
The Goodyear Tire & Rubber Co. 5.250%, 04/30/31	700	700,000
		4,521,651
Beverages — 0.4%
Triton Water Holdings, Inc., 144A 6.250%, 04/01/29@	700	714,000
Building Materials — 1.3%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	1,000	1,072,500
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,156,375
		2,228,875

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Chemicals — 1.6%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 144A 4.750%, 06/15/27@	$700	$731,710
Olin Corp., 144A 9.500%, 06/01/25@	700	863,625
Tronox, Inc., 144A 6.500%, 05/01/25@	700	750,750
WR Grace & Co-Conn, 144A 5.625%, 10/01/24@	329	361,077
		2,707,162
Commercial Services — 3.3%
ASGN, Inc., 144A 4.625%, 05/15/28@	700	722,176
Jaguar Holding Co. II/PPD Development LP, 144A 5.000%, 06/15/28@	1,250	1,301,875
NESCO Holdings II, Inc., 144A 5.500%, 04/15/29@	700	717,850
Nielsen Finance LLC/Nielsen Finance Co., 144A 5.625%, 10/01/28@	700	735,875
Service Corp. International 7.500%, 04/01/27	1,750	2,091,250
		5,569,026
Computers — 1.6%
MTS Systems Corp., 144A 5.750%, 08/15/27@	1,000	1,088,750
NCR Corp.
144A, 5.750%, 09/01/27@	750	793,594
144A, 5.125%, 04/15/29@	700	707,931
		2,590,275
Distribution & Wholesale — 0.6%
IAA, Inc., 144A 5.500%, 06/15/27@	1,000	1,048,750
Diversified Financial Services — 1.1%
LPL Holdings, Inc., 144A 4.625%, 11/15/27@	700	726,250
OneMain Finance Corp. 8.250%, 10/01/23	1,050	1,181,250
		1,907,500
Electric — 2.0%
FirstEnergy Corp. 4.400%, 07/15/27	1,210	1,300,750
Talen Energy Supply LLC, 144A 7.625%, 06/01/28@	910	921,375
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,000	1,031,300
		3,253,425
	Par (000)	Value†

Electrical Components & Equipment — 0.5%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	$350	$382,725
144A, 7.250%, 06/15/28@	350	391,650
		774,375
Electronics — 0.6%
Itron, Inc., 144A 5.000%, 01/15/26@	1,000	1,024,500
Energy-Alternate Sources — 1.0%
TerraForm Power Operating LLC, 144A 5.000%, 01/31/28@	1,500	1,618,575
Entertainment — 3.3%
Affinity Gaming, 144A 6.875%, 12/15/27@	1,200	1,264,500
Churchill Downs, Inc., 144A 5.500%, 04/01/27@	750	783,900
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A 10.500%, 02/15/23@	1,050	1,086,750
International Game Technology PLC, 144A 4.125%, 04/15/26@	500	513,790
Lions Gate Capital Holdings LLC, 144A 5.500%, 04/15/29@	700	700,077
Scientific Games International, Inc., 144A 7.000%, 05/15/28@	1,050	1,122,040
		5,471,057
Environmental Control — 1.6%
Clean Harbors, Inc.
144A, 4.875%, 07/15/27@	750	791,250
144A, 5.125%, 07/15/29@	750	796,223
Waste Pro USA, Inc., 144A 5.500%, 02/15/26@	1,000	1,023,750
		2,611,223
Food — 3.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 4.625%, 01/15/27@	1,050	1,088,267
JBS USA LUX S.A./JBS USA Finance, Inc., 144A 6.750%, 02/15/28@	1,400	1,538,670
Lamb Weston Holdings, Inc., 144A 4.875%, 11/01/26@	1,000	1,035,000
Post Holdings, Inc., 144A 5.750%, 03/01/27@	1,000	1,051,760
SEG Holding LLC/SEG Finance Corp., 144A 5.625%, 10/15/28@	700	733,250

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 144A 4.625%, 03/01/29@	$700	$706,139
		6,153,086
Food Service — 0.5%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	700	742,000
Forest Products & Paper — 0.3%
Clearwater Paper Corp., 144A 4.750%, 08/15/28@	525	528,938
Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	1,000	1,032,500
Healthcare Products — 1.2%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	750	783,270
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 144A 7.375%, 06/01/25@	1,120	1,204,112
		1,987,382
Healthcare Services — 5.4%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	700	736,925
Catalent Pharma Solutions, Inc., 144A 5.000%, 07/15/27@	1,160	1,215,100
Centene Corp. 4.250%, 12/15/27	1,050	1,104,022
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	1,081,500
CHS/Community Health Systems, Inc., 144A 8.000%, 12/15/27@	1,050	1,150,968
HCA, Inc. 5.875%, 02/15/26	1,575	1,805,344
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	1,038,750
Tenet Healthcare Corp. 6.875%, 11/15/31	700	778,141
		8,910,750
Home Builders — 0.9%
Meritage Homes Corp., 144A 3.875%, 04/15/29@	700	700,000
Williams Scotsman International, Inc., 144A 4.625%, 08/15/28@	700	712,250
		1,412,250
	Par (000)	Value†

Insurance — 0.5%
CNO Financial Group, Inc. 5.250%, 05/30/25	$750	$848,969
Internet — 0.9%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,463,000
Investment Companies — 0.4%
Compass Group Diversified Holdings LLC, 144A 5.250%, 04/15/29@	700	733,250
Iron & Steel — 0.8%
Cleveland-Cliffs, Inc., 144A 9.875%, 10/17/25@	1,200	1,405,860
Leisure Time — 0.4%
Vista Outdoor, Inc., 144A 4.500%, 03/15/29@	700	692,619
Machinery — Construction & Mining — 1.1%
Terex Corp.
144A, 5.625%, 02/01/25@	1,050	1,079,537
144A, 5.000%, 05/15/29@	700	724,640
		1,804,177
Machinery — Diversified — 3.0%
Granite US Holdings Corp., 144A 11.000%, 10/01/27@	1,050	1,183,875
Mueller Water Products, Inc., 144A 5.500%, 06/15/26@	1,000	1,033,450
RBS Global, Inc./Rexnord LLC, 144A 4.875%, 12/15/25@	1,500	1,530,450
Stevens Holding Co., Inc., 144A 6.125%, 10/01/26@	1,200	1,285,071
		5,032,846
Media — 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	1,000	1,057,315
CSC Holdings LLC, 144A 6.500%, 02/01/29@	2,150	2,375,750
Entercom Media Corp., 144A 6.750%, 03/31/29@	700	727,598
iHeartCommunications, Inc., 144A 5.250%, 08/15/27@	700	720,027
Nexstar Broadcasting, Inc., 144A 5.625%, 07/15/27@	700	735,864
Sinclair Television Group, Inc., 144A 5.125%, 02/15/27@	700	683,375
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	750	810,937
Urban One, Inc., 144A 7.375%, 02/01/28@	700	724,731
		7,835,597

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Mining — 1.6%
Alcoa Nederland Holding BV, 144A 7.000%, 09/30/26@	$1,000	$1,055,000
Arconic Corp., 144A 6.125%, 02/15/28@	875	934,675
Freeport-McMoRan, Inc. 5.000%, 09/01/27	700	743,820
		2,733,495
Miscellaneous Manufacturing — 0.9%
FXI Holdings, Inc., 144A 12.250%, 11/15/26@	1,293	1,477,253
Oil & Gas — 8.6%
Apache Corp. 6.000%, 01/15/37	1,550	1,692,910
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 8.250%, 12/31/28@	700	728,000
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,500	1,590,000
Comstock Resources, Inc.
9.750%, 08/15/26	799	868,913
144A, 6.750%, 03/01/29@	1,750	1,793,750
Continental Resources, Inc., 144A 5.750%, 01/15/31@	1,050	1,186,353
Northern Oil & Gas, Inc., 144A 8.125%, 03/01/28@	1,050	1,043,962
Occidental Petroleum Corp. 6.125%, 01/01/31	1,050	1,159,410
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,226,187
Range Resources Corp., 144A 8.250%, 01/15/29@	1,120	1,198,400
Southwestern Energy Co. 8.375%, 09/15/28	1,050	1,152,375
Teine Energy Ltd., 144A 6.875%, 04/15/29@	700	704,375
		14,344,635
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 144A 6.875%, 04/01/27@	700	729,750
Packaging and Containers — 2.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 144A 5.250%, 08/15/27@	700	716,765
Berry Global, Inc., 144A 5.625%, 07/15/27@	750	792,187
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	700	744,625
Mauser Packaging Solutions Holding Co., 144A 8.500%, 04/15/24@	1,575	1,630,125
	Par (000)	Value†

Packaging and Containers — (continued)
TriMas Corp., 144A 4.875%, 10/15/25@	$1,000	$1,024,800
		4,908,502
Pharmaceuticals — 1.5%
Bausch Health Americas, Inc., 144A 8.500%, 01/31/27@	1,200	1,331,250
Elanco Animal Health, Inc. 5.900%, 08/28/28	1,050	1,190,438
		2,521,688
Pipelines — 2.3%
Cheniere Energy, Inc.
144A, 4.625%, 10/15/28@	1,200	1,248,204
4.250%, 03/15/45	525	428,914
NGL Energy Operating LLC/NGL Energy Finance Corp., 144A 7.500%, 02/01/26@	1,050	1,077,368
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 7.500%, 10/01/25@	1,050	1,130,167
		3,884,653
Real Estate — 2.4%
Greystar Real Estate Partners LLC, 144A 5.750%, 12/01/25@	750	770,625
Realogy Group LLC/Realogy Co-Issuer Corp.
144A, 7.625%, 06/15/25@	1,050	1,146,390
144A, 9.375%, 04/01/27@	1,050	1,162,858
The Howard Hughes Corp., 144A 5.375%, 08/01/28@	875	919,844
		3,999,717
Real Estate Investment Trusts — 1.7%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	1,000	1,102,435
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	1,050	1,104,605
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 144A 6.500%, 02/15/29@	700	695,800
		2,902,840
Retail — 5.5%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	700	716,625
4.915%, 08/01/34	1,550	1,449,250
Burlington Coat Factory Warehouse Corp., 144A 6.250%, 04/15/25@	700	742,000
Ken Garff Automotive LLC, 144A 4.875%, 09/15/28@	700	699,300

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 5.250%, 06/01/26@	$1,000	$1,030,580
L Brands, Inc., 144A 6.625%, 10/01/30@	700	793,187
Murphy Oil USA, Inc. 5.625%, 05/01/27	1,050	1,097,250
New Red Finance, Inc., 144A 4.250%, 05/15/24@	516	522,053
QVC, Inc. 4.750%, 02/15/27	750	776,250
Yum! Brands, Inc., 144A 7.750%, 04/01/25@	1,200	1,314,000
		9,140,495
Semiconductors — 0.7%
Sensata Technologies BV, 144A 5.625%, 11/01/24@	1,000	1,107,500
Software — 0.5%
ACI Worldwide, Inc., 144A 5.750%, 08/15/26@	750	791,250
Telecommunications — 4.2%
CommScope, Inc., 144A 7.125%, 07/01/28@	700	743,456
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	1,050	1,117,977
Frontier Communications Corp.
144A, 5.875%, 10/15/27@	700	742,000
144A, 6.750%, 05/01/29@	1,050	1,107,435
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	1,100,490
Level 3 Financing, Inc., 144A 4.625%, 09/15/27@	1,050	1,080,628
Viasat, Inc., 144A 5.625%, 04/15/27@	1,050	1,101,361
		6,993,347
TOTAL CORPORATE BONDS (Cost $141,923,721)		148,157,931

LOAN AGREEMENTS‡ — 3.7%
Airlines — 0.5%
American Airlines, Inc. 0.000%, 04/20/28×	700	716,408
Auto Parts & Equipment — 0.6%
Clarios Global LP (1 M LIBOR + 3.250%) 3.359%, 04/30/26•	1,047	1,035,592
Beverages — 0.4%
Triton Water Holdings, Inc. 0.000%, 03/31/28×	700	696,717
	Par (000)	Value†

Entertainment — 0.6%
Scientific Games International, Inc. 0.000%, 08/14/24×	$1,050	$1,028,927
Healthcare Products — 0.4%
Sterigenics-Nordion Holdings LLC (3 M LIBOR + 2.750%) 3.250%, 12/13/26•	700	697,375
Insurance — 0.6%
Asurion LLC (1 M LIBOR + 3.250%) 3.359%, 07/31/27•	1,050	1,041,904
Machinery — Diversified — 0.6%
Granite US Holdings Corp. (3 M LIBOR + 4.000%) 4.203%, 09/30/26(1),•	1,035	1,030,575
TOTAL LOAN AGREEMENTS (Cost $6,248,207)		6,247,498
	Number of Shares
SHORT-TERM INVESTMENTS — 7.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $11,754,947)	11,754,947	11,754,947
TOTAL INVESTMENTS — 101.7% (Cost $162,996,886)		$169,564,045
Other Assets & Liabilities — (1.7)%		(2,830,929)
TOTAL NET ASSETS — 100.0%		$166,733,116

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
High Yield Bond Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $114,433,917, which represents 68.6% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	The value of this security was determined using significant unobservable inputs.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2021. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
UST— US Treasury.
Yr— Year.

Country Weightings as of 03/31/2021††
United States	96%
Canada	2
Cayman Islands	1
Netherlands	1
Total	100%
††	% of total investments as of March 31, 2021.